RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Transactions with Affiliated Companies

unsecured loan to PT AXA Technology Services Asia Indonesia was transferred from AXA Tech to AXA US Holdings, Inc.

	At December 31,
	2017	2016
	(in millions)
Loans from Affiliates:
AXA S.A. term loan, 3 month LIBOR +1.06%, due 2024	$1,007	$1,007
AXA Japan Subordinated Notes, floating rate of LIBOR +1.20%, due 2020	770	770
AXA Belgium €300 million EURIBOR +0.06%, due 2018	391	391
AXA S.A. loan, LIBOR + 1.44%, due 2022	366	366
Coliseum Reinsurance Company, 4.75%, due 2028	387	387
AXA America Corporate Solutions, Inc., 1.85%, due 2018	110	56
Foreign Exchange impact of AXA Belgium loan	(31)	(73)
AXA S.A. loan, LIBOR + 0.439%, due 2018	622	—

Total Loans From Affiliates	$3,622	$2,904

Schedule of Other Nonoperating Income (Expense)

The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

	Years ended December 31,
	2017	2016	2015
	(in millions)
Expenses paid or accrued for
General services provided by AXA Affiliates	$141	$118	$96
Investment management services provided by AXA IM, AXA REIM, and AXA Rosenberg	5	15	2
Investment management services provided by AXA Strategic Ventures Corporation (“ASV Corp”)	2	2	—
Guarantees and credit facility	9	12	12

Total	$157	$147	$110

Revenue received or accrued for
Investment management and administrative services provided to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts	$720	$674	$707
General services provided to AXA Affiliates	27	29	25

Total	$747	$703	$732

Schedule of Revenues Earned by Related Parties

These revenues earned by AB from providing these services were as follows:

	Years ended December 31,
	2017	2016	2015
	(in millions)
Investment management and services fees	$1,148	$999	$1,056
Distribution revenues	398	372	415
Other revenues - shareholder servicing fees	73	76	85
Other revenues - other	7	6	5

Total	$1,626	$1,453	$1,561

Unsecured Loan from Affiliate
Summary of Transactions with Affiliated Companies

In the normal course of business, the Company enters into various transactions with affiliated companies. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions.

	At December 31,
	2017	2016
	(in millions)
Loans to Affiliates:
Loans to AXA
2007 Senior Unsecured Note, 5.7%, due 2020	$700	$700
2008 Senior Unsecured Note, 5.4%, due 2020	200	201
Unsecured Loan to AXA IM Holding US, 3 month LIBOR +1.5%, due 2025	185	185
Unsecured Loan to Colisée Re. 4.75%, due 2028	145	145
Unsecured Loan to AXA Technology Services SAS, 2.0%, due 2017	—	10
Unsecured Loan to AXA Technology Services Mexico SA, 2.0%, due 2017	—	2
Unsecured Loan to PT AXA Technology Services Asia Indonesia, 6.0%, due 2028	—	3

Total Loans to Affiliates	$1,230	$1,246